Employee Incentive Compensation Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Annual Incentive Plan (AIP) [Member]
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	$ 68.3	$ 76.6	$ 54.6
EICP Accrued liabilities	70.5	79.6
2005 Long-Term Incentive Plan (LTIP) [Member]
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	2.3	2.8	(3.6)
EICP Accrued liabilities	$ 4.5	$ 2.9
ECIP Duration of performace prior to performance measurement	3 years